Summary of Preliminary Fair Value of the Consideration Transferred (Details) - Vidello [Member]	Jan. 31, 2025 USD ($)
Business Combination [Line Items]
Cash paid at closing	$ 2,745,031
Fair value of Holdback Amount	1,861,039
Common Stock [Member]
Business Combination [Line Items]
Common stock issued to Vidello Stockholders	1,661,677
Total consideration paid	$ 6,267,747